Intangibles - Additional Information (Detail) - XL Hybrids, Inc [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Amortization of intangible assets	$ 72	$ 0
Developed Technology Rights [Member]
Intangibles acquired	$ 863
Intangibles useful life	4 years
Intangibles accumulated amortization	$ 54